Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued loan commitment fee			$ 138,000
Accrued business expense reimbursement			12,423	34,781
Interest payable		$ 56,138	42,333
Taxes payable			53,456	176,316
Others	$ 96,600		34,851	17,703
Total	$ 281,066		$ 281,063	$ 228,800